Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Loans and Allowances for Loan Losses
Loans and Allowance for Loan Losses

(2)   Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company's loan portfolio, at December 31, 2019 and 2018 is as follows:

(in thousands)	2019	2018
Commercial, financial, and agricultural	$199,022	$207,720
Real estate construction - residential	23,035	28,610
Real estate construction - commercial	84,998	106,784
Real estate mortgage - residential	253,071	241,517
Real estate mortgage - commercial	576,635	529,536
Installment and other consumer	32,464	32,460
Total loans	$1,169,225	$1,146,627

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2019,  $512.3 million of loans were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company:

(in thousands)
Balance at December 31, 2018	$6,004
New loans	1,197
Amounts collected	(1,600)
Balance at December 31, 2019	$5,601

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following table illustrates the changes in the allowance for loan losses by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
Balance at December 31, 2016	$2,753	$108	$413	$2,385	$3,793	$274	$160	$9,886
Additions:
Provision for loan losses	1,147	(26)	394	(560)	657	234	(81)	1,765
Deductions:
Loans charged off	649	—	—	219	45	268	—	1,181
Less recoveries on loans	(74)	(88)	—	(83)	(32)	(105)	—	(382)
Net loans charged off	575	(88)	—	136	13	163	—	799
Balance at December 31, 2017	$3,325	$170	$807	$1,689	$4,437	$345	$79	$10,852
Additions:
Provision for loan losses	296	(44)	(20)	516	457	150	120	1,475
Deductions:
Loans charged off	484	48	30	186	38	255	—	1,041
Less recoveries on loans	(100)	(62)	—	(52)	(58)	(94)	—	(366)
Net loans charged off	384	(14)	30	134	(20)	161	—	675
Balance at December 31, 2018	$3,237	$140	$757	$2,071	$4,914	334	$199	$11,652
Additions:
Provision for loan losses	(168)	(126)	(388)	195	1,618	138	(119)	1,150
Deductions:
Loans charged off	295	—	—	277	25	196	—	793
Less recoveries on loans	(144)	(50)	—	(129)	(40)	(105)	—	(468)
Net loans charged off	151	(50)	—	148	(15)	91	—	325
Balance at December 31, 2019	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

Beginning with the first quarter 2019, management adjusted the look-back period to begin with loss history in the first quarter 2012 and continue to include this starting point going forward. Management determined that with the current economic recovery continuing to set records for its length, the look-back period needed to be expanded to account for this extended economic cycle. This ever increasing look-back period will then be adjusted once a loss producing downturn is recognized by allowing the look-back period to shift forward by eliminating the earliest loss period and replenishing it with losses from the most recent period. Prior to 2019, the Company utilized a five-year look-back period, which was considered a representative historical loss period. The look-back period is consistently evaluated for relevance given the current facts and circumstances.

The following table illustrates the allowance for loan losses and recorded investment by portfolio segment:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	and Other	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	allocated	Total
December 31, 2019
Allowance for loan losses:
Individually evaluated for impairment	$311	$—	$—	$264	$23	$17	$—	$615
Collectively evaluated for impairment	2,607	64	369	1,854	6,524	364	80	11,862
Total	$2,918	$64	$369	$2,118	$6,547	$381	$80	$12,477
Loans outstanding:
Individually evaluated for impairment	$1,514	$—	$137	$3,856	$1,711	$177	$—	$7,395
Collectively evaluated for impairment	197,508	23,035	84,861	249,215	574,924	32,287	—	1,161,830
Total	$199,022	$23,035	$84,998	$253,071	$576,635	$32,464	$—	$1,169,225

December 31, 2018
Allowance for loan losses:
Individually evaluated for impairment	$551	$—	$—	$579	$37	$27	$—	$1,194
Collectively evaluated for impairment	2,686	140	757	1,492	4,877	307	199	10,458
Total	$3,237	$140	$757	$2,071	$4,914	$334	$199	$11,652
Loans outstanding:
Individually evaluated for impairment	$2,428	$—	$153	$4,793	$850	$254	$—	$8,478
Collectively evaluated for impairment	205,292	28,610	106,631	236,724	528,686	32,206	—	1,138,149
Total	$207,720	$28,610	$106,784	$241,517	$529,536	$32,460	$—	$1,146,627

Impaired loans

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans individually evaluated for impairment totaled $7.4 million and $8.5 million at December 31, 2019 and 2018, respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings (TDRs).

The net carrying value of impaired loans is based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2019, $3.0 million of impaired loans were evaluated based on the fair value less estimated selling costs of the loans' collateral compared to $3.8 million at December 31, 2018. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2019,  $615,000  of the Company's allowance for loan losses was allocated to impaired loans totaling  $7.4 million compared to $1.2 million of the Company's allowance for loan losses allocated to impaired loans totaling approximately $8.5 million at December 31, 2018. Management determined that $2.6 million, or 35%, of total impaired loans required no reserve allocation at December 31, 2019 compared to $2.1 million, or 25%, at December 31, 2018 primarily due to adequate collateral values,  acceptable payment history and adequate cash flow ability.

The categories of impaired loans at December 31, 2019 and 2018 are as follows:

(in thousands)	2019	2018
Non-accrual and non-performing TDRs	$4,860	$5,414
Performing TDRs	2,535	3,064
Total impaired loans	$7,395	$8,478

The following tables provide additional information about impaired loans at December 31, 2019 and 2018, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2019
With no related allowance recorded:
Commercial, financial and agricultural	$342	$487	$—
Real estate - construction commercial	137	173	—
Real estate - residential	697	784	—
Real estate - commercial	1,388	1,433
Installment and other consumer	12	12	—
Total	$2,576	$2,889	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,172	$1,470	$311
Real estate - residential	3,159	3,482	264
Real estate - commercial	323	425	23
Installment and other consumer	165	189	17
Total	$4,819	$5,566	$615
Total impaired loans	$7,395	$8,455	$615

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves
December 31, 2018
With no related allowance recorded:
Commercial, financial and agricultural	$1,264	$1,550	$—
Real estate - construction commercial	153	180	—
Real estate - residential	561	602	—
Real estate - commercial	115	119	—
Total	$2,093	$2,451	$—
With an allowance recorded:
Commercial, financial and agricultural	$1,164	$1,236	$551
Real estate - residential	4,232	4,458	579
Real estate - commercial	735	1,093	37
Installment and other consumer	254	280	27
Total	$6,385	$7,067	$1,194
Total impaired loans	$8,478	$9,518	$1,194

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2019 and 2018:

	2019		2018
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$805	$—	$1,302	$—
Real estate - construction commercial	145	—	120	—
Real estate - residential	685	—	901	10
Real estate - commercial	1,062	6	59	22
Installment and other consumer	6	—	34	—
Total	$2,703	$6	$2,416	$32
With an allowance recorded:
Commercial, financial and agricultural	$1,097	$40	$1,394	$32
Real estate - construction residential	—	—	15	—
Real estate - residential	3,583	88	4,169	99
Real estate - commercial	334	28	763	34
Installment and other consumer	199	3	206	2
Total	$5,213	$159	$6,547	$167
Total impaired loans	$7,916	$165	$8,963	$199

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $165,000  and $199,000, for the years ended December 31, 2019 and 2018, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The Company's policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectability of interest or principal is no longer probable. In general, loans are placed on non-accrual when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management's collection efforts and the value of the underlying collateral. Subsequent interest payments received on non-accrual loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectability of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.

The following table provides aging information for the Company's past due and non-accrual loans at December 31, 2019 and 2018.

	Current or		90 Days
	Less Than		Past Due
	30 Days	30 - 89 Days	And Still
(in thousands)	Past Due	Past Due	Accruing	Non-Accrual	Total
December 31, 2019
Commercial, Financial, and Agricultural	$197,828	$212	$—	$982	$199,022
Real Estate Construction - Residential	22,468	567	—	—	23,035
Real Estate Construction - Commercial	84,861	—	—	137	84,998
Real Estate Mortgage - Residential	249,944	688	304	2,135	253,071
Real Estate Mortgage - Commercial	575,140	136	—	1,359	576,635
Installment and Other Consumer	32,179	132	12	141	32,464
Total	$1,162,420	$1,735	$316	$4,754	$1,169,225
December 31, 2018
Commercial, Financial, and Agricultural	$205,597	$266	$—	$1,857	$207,720
Real Estate Construction - Residential	28,404	206	—	—	28,610
Real Estate Construction - Commercial	106,531	100	—	153	106,784
Real Estate Mortgage - Residential	235,734	2,907	156	2,720	241,517
Real Estate Mortgage - Commercial	527,968	1,094	—	474	529,536
Installment and Other Consumer	32,002	242	6	210	32,460
Total	$1,136,236	$4,815	$162	$5,414	$1,146,627

Credit Quality

The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Loans are placed on watch status when one or more weaknesses are identified that may result in the borrower being unable to meet repayment terms or the Company’s credit position could deteriorate at some future date. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. A loan is classified as a troubled debt restructuring  (TDR) when a borrower is experiencing financial difficulties that lead to the restructuring of a loan, and the Company grants concessions to the borrower in the restructuring that it would not otherwise consider. Loans classified as TDRs that are accruing interest are classified as performing TDRs. Loans classified as TDRs, that are not accruing interest or is 90 days past due are classified as nonperforming TDRs. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful.

The following table presents the risk categories by class at December 31, 2019 and 2018.

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	and other
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Consumer	Total
At December 31, 2019
Watch	$16,288	$763	$8,484	$15,280	$37,271	$—	$78,086
Substandard	3,249	—	273	2,291	677	—	6,490
Performing TDRs	532	—	—	1,615	352	36	2,535
Non-accrual and non-performing TDRs	982	—	137	2,241	1,359	141	4,860
Total	$21,051	$763	$8,894	$21,427	$39,659	$177	$91,971
At December 31, 2018
Watch	$8,871	$588	$4,063	$12,790	$36,408	$8	$62,728
Substandard	53	—	—	1,411	702	3	2,169
Performing TDRs	570	—	—	2,073	377	44	3,064
Non-accrual and non-performing TDRs	1,857	—	153	2,720	474	210	5,414
Total	$11,351	$588	$4,216	$18,994	$37,961	$265	$73,375

Troubled Debt Restructurings

At December 31, 2019, loans classified as TDRs totaled $4.1 million, of which $1.6 million were classified as non-performing TDRs and $2.5 million were classified as performing TDRs. At December 31, 2018, loans classified as TDRs totaled $5.0 million, of which $2.0 million were classified as non-performing TDRs and $3.0 million were classified as performing TDRs. Both performing and nonperforming TDRs are considered impaired loans. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $442,000 and $543,000 related to TDRs were allocated to the allowance for loan losses at December 31, 2019 and 2018, respectively.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2019 and 2018.

	2019			2018
	Recorded Investment (1)			Recorded Investment (1)
	Number of	Pre-	Post-	Number of	Pre-	Post-
(in thousands)	Contracts	Modification	Modification	Contracts	Modification	Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	2	$80	$58	3	$510	$502
Real estate mortgage - residential	—	—	—	2	149	147
Real estate mortgage - commercial	2	267	266	—	—	—
Installment and other consumer	—	—	—	5	185	117
Total	4	$347	$324	10	$844	$766

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.

The Company's portfolio of loans classified as TDRs include concessions for the borrower due to deteriorated financial condition such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. During the year ended December 31, 2019,  four loans meeting the TDR criteria were modified compared to ten loans during the year ended December 31, 2018.

The Company considers a TDR to be in default when it is 90 days or more past due under the modified terms, a charge-off occurs, or it is the process of foreclosure. There was one commercial loan modified as a TDR with a $7,000 balance, where a concession was made and subsequently defaulted and was moved to non-accrual status and some collateral was liquidated to pay down the balance during the year ended December 31, 2019, within twelve months of its modification date. This is compared to one consumer TDR with a $3,000 balance, where a concession was made and subsequently defaulted and was charged off during the year ended December 31, 2018, within twelve months of its modification date.  See Lending and Credit Management section for further information.